CONSOLIDATED BALANCE SHEET PARENTHETICALS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parentheticals
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	15,000,000	15,000,000	15,000,000
Common Stock, shares issued	99,504,663	89,994,663	116,791,068
Common Stock, shares outstanding	99,504,663	89,994,663	116,791,068